STOCKHOLDERS’ EQUITY (DEFICIT) - Narrative (Details) - 10K - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 21, 2023	Dec. 31, 2022	Nov. 30, 2018	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2024	May 08, 2023	Mar. 09, 2023	Jul. 31, 2022	May 31, 2022	Feb. 28, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, shares issued (in shares)		10,987		245,875		49,663	10,987
Common stock placed into escrow (in shares)	298,339
Proceeds from issuance of common stock in pre-closing financing	$ 11,704			$ 5,500	$ 0	$ 12,250	$ 0
Offering expenses	$ 546
Stock repurchased during period, value		$ 124
Number of shares called by warrants (in shares)			277								12			189
Warrant exercise price (in usd per share)			$ 0.01								$ 0.01			$ 0.01
Warrant liability		$ 0		1		3	$ 0
Series A-1 Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)								$ 0.0001
Exchange Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)	4,632
Warrant exercise price (in usd per share)	$ 1,340.43
Banker Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)									$ 5,586.49
Number of warrant shares (in shares)									26
Warrants and rights outstanding, term									5 years
Underwriters' Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)													42
Warrant exercise price (in usd per share)													$ 27,300
Warrants and rights outstanding, term													5 years
Put Option
Class of Stock [Line Items]
Common stock, shares issued (in shares)			85
Put right, share price (in usd per share)			$ 1,445.08
Exercisable, commencement period			30 days
Exercisable, end period			15 days
Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	2,789
Additional shares converted into common stock (in shares)	11,157
Vallon
Class of Stock [Line Items]
Number of shares called by warrants (in shares)												1,355
Warrant exercise price (in usd per share)												$ 2,561.65
Warrants and rights outstanding, term												5 years
Investor
Class of Stock [Line Items]
Investment in cash	$ 12,250			12,250
Common stock, shares issued (in shares)	74,584
Proceeds from issuance of common stock in pre-closing financing				11,704
Offering expenses				$ 546
Investor | Series A-1 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)									13,947
Warrant exercise price (in usd per share)									$ 1,229.41
Warrants and rights outstanding, term									60 months
Investor | Series A-2 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)									12,552
Warrant exercise price (in usd per share)									$ 1,341.34
Warrants and rights outstanding, term									2 years
Investor | Series T Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)									$ 1,117.48
Warrants and rights outstanding, term									24 months
Investor | Equity Warrants - Series A-1
Class of Stock [Line Items]
Number of shares called by warrants (in shares)									8,950
Warrant exercise price (in usd per share)									$ 1,229.41
Investor | Equity Warrants - Series A-2
Class of Stock [Line Items]
Number of shares called by warrants (in shares)									8,950
Warrant exercise price (in usd per share)									$ 1,341.34
Investor | Bridge Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)									4,632	13,763
Warrant exercise price (in usd per share)									$ 121.03	$ 121.03
Warrants and rights outstanding, term									60 months	60 months
Investor | Exchange Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)	$ 1,340.43								$ 1,340.43
Investor | Additional Paid-in Capital | Equity Warrants
Class of Stock [Line Items]
Warrants included in equity						5,675
Investor | Additional Paid-in Capital | Bridge Warrants
Class of Stock [Line Items]
Warrants included in equity						2,860
Investor | Additional Paid-in Capital | Banker Warrants
Class of Stock [Line Items]
Warrants included in equity						$ 18